IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2021		Oct. 31, 2020		Jul. 31, 2020	Jan. 31, 2020		Oct. 31, 2019
Assets
Cash and non-interest-bearing deposits with banks	$ 42,986	[1]	$ 43,531	[1]	$ 49,371	$ 4,754	[1]	$ 3,840
Interest-bearing deposits with banks	20,307		18,987
Securities	150,493		149,046
Cash collateral on securities borrowed	11,557		8,547
Securities purchased under resale agreements	64,396		65,595
Loans
Residential mortgages	226,594		221,165
Personal	41,971		42,222
Credit card	10,709		11,389
Business and government	134,863		135,546
Allowance for credit losses	(3,484)		(3,540)			(1,948)
Derivative instruments	34,165		32,730
Customers' liability under acceptances	10,322		9,606
Other assets	38,029
Total assets	782,908		769,551
Liabilities
Deposits	573,927		570,740
Obligations related to securities sold short	19,476		15,963
Cash collateral on securities lent	1,745		1,824
Obligations related to securities sold under repurchase agreements	76,522		71,653
Derivative instruments	32,158		30,508
Acceptances	10,380		9,649
Other liabilities	22,078
Subordinated indebtedness	4,693		5,712
Equity	41,929		41,335			$ 39,230
Total liabilities and equities	782,908		769,551
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	42,986
Interest-bearing deposits with banks	20,307
Securities	3,702
Cash collateral on securities borrowed	11,557
Securities purchased under resale agreements	35,447
Loans
Residential mortgages	2,059
Personal	794
Credit card	225
Business and government	15,234
Derivative instruments	2,898
Customers' liability under acceptances	9,083
Total assets	144,292		141,033
Liabilities
Deposits	28,557
Obligations related to securities sold short	19,476
Cash collateral on securities lent	1,745
Obligations related to securities sold under repurchase agreements	42,622
Derivative instruments	3,159
Acceptances	9,141
Other liabilities	24
Total liabilities and equities	104,724		98,552
Later than one months and not later than three months [member]
Assets
Securities	6,072
Securities purchased under resale agreements	17,733
Loans
Residential mortgages	4,021
Personal	835
Credit card	450
Business and government	5,973
Derivative instruments	3,473
Customers' liability under acceptances	1,201
Total assets	39,758		32,738
Liabilities
Deposits	26,815
Obligations related to securities sold under repurchase agreements	28,180
Derivative instruments	4,270
Acceptances	1,201
Other liabilities	52
Total liabilities and equities	60,518		40,528
3 - 6 months [member]
Assets
Securities	4,810
Securities purchased under resale agreements	6,897
Loans
Residential mortgages	12,291
Personal	1,172
Credit card	675
Business and government	8,695
Derivative instruments	3,057
Customers' liability under acceptances	33
Total assets	37,630		41,413
Liabilities
Deposits	46,158
Obligations related to securities sold under repurchase agreements	2,994
Derivative instruments	3,435
Acceptances	33
Other liabilities	74
Total liabilities and equities	52,694		58,834
6 - 9 months [Member]
Assets
Securities	3,325
Securities purchased under resale agreements	2,597
Loans
Residential mortgages	13,125
Personal	1,147
Credit card	675
Business and government	5,551
Derivative instruments	2,255
Customers' liability under acceptances	4
Total assets	28,679		32,267
Liabilities
Deposits	24,608
Obligations related to securities sold under repurchase agreements	474
Derivative instruments	2,869
Acceptances	4
Other liabilities	79
Total liabilities and equities	28,034		43,919
9 - 12 months [Member]
Assets
Securities	6,583
Securities purchased under resale agreements	1,722
Loans
Residential mortgages	10,882
Personal	1,100
Credit card	675
Business and government	6,257
Derivative instruments	2,636
Total assets	29,855		28,499
Liabilities
Deposits	25,384
Obligations related to securities sold under repurchase agreements	407
Derivative instruments	2,256
Other liabilities	74
Total liabilities and equities	28,121		26,555
1 - 2 years [member]
Assets
Securities	17,662
Loans
Residential mortgages	48,367
Personal	469
Credit card	2,699
Business and government	28,004
Derivative instruments	3,438
Customers' liability under acceptances	1
Total assets	100,640		101,338
Liabilities
Deposits	31,017
Obligations related to securities sold under repurchase agreements	1,845
Derivative instruments	2,456
Acceptances	1
Other liabilities	315
Total liabilities and equities	35,634		33,273
2 - 5 years [member]
Assets
Securities	40,416
Loans
Residential mortgages	128,056
Personal	3,377
Credit card	5,310
Business and government	41,439
Derivative instruments	6,436
Total assets	225,034		224,276
Liabilities
Deposits	51,613
Derivative instruments	5,418
Other liabilities	646
Total liabilities and equities	57,677		58,938
Over five year [member]
Assets
Securities	32,078
Loans
Residential mortgages	7,793
Personal	3,511
Business and government	15,436
Derivative instruments	9,972
Total assets	68,790		69,248
Liabilities
Deposits	11,238
Derivative instruments	8,295
Other liabilities	512
Subordinated indebtedness	4,693
Total liabilities and equities	24,738		26,416
No specific maturity [member]
Assets
Securities	35,845
Loans
Residential mortgages	0
Personal	29,566
Business and government	8,274
Allowance for credit losses	(3,484)
Other assets	38,029
Total assets	108,230		98,739
Liabilities
Deposits	328,537
Other liabilities	20,302
Equity	41,929
Total liabilities and equities	$ 390,768		$ 382,536

[1]	Includes restricted cash of $493 million (October 31, 2020: $463 million; January 31, 2020: $493 million) and interest-bearing demand deposits with Bank of Canada.